Loans and advances to customers (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance For Loans And Advances To Customers [Abstract]
At the beginning of the year	R$ 24,780,839	R$ 25,455,204
Impairment of loans and advances	16,860,835	15,350,278	R$ 14,721,152
Recovery of credits charged-off as losses	7,034,857	5,507,507	4,144,879
Write-offs	(21,620,965)	(21,532,150)
At the end of the year	R$ 27,055,566	R$ 24,780,839	R$ 25,455,204